Goodwill and acquisitions - Disclosure of Cash Generating Units with significant impairments of goodwill (Detail) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019 [2]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Goodwill impairment		£ 2,484.7 [1]	£ 47.7
Wunderman Thompson [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		1,932.2
Goodwill impairment	[1]	1,054.4
VMLY&R [Member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		918.3
Goodwill impairment	[1]	472.0
Burson Cohn & Wolfe [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		859.8
Goodwill impairment	[1]	127.0
Geometry Global [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		205.9
Goodwill impairment	[1]	232.5
Landor And Fitch [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		197.5
Goodwill impairment	[1]	158.1
Other [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount		1,349.3
Goodwill impairment	[1]	£ 440.7

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures for the period ended 30 June 2020 have been restated, as described in the accounting policies.